UNITED STATES

























SECURITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: March 31, 2000























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
February 6, 2002






















Report Type (Check only one.):

























[X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
88











dForm 13F Information Table Value Total:
129713











List of Other Included Managers:
None












FORM 13(f) INFORMATION TABLE



















Voting Authority











--------------------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----
ALLTEL Corp
COM
020039103
240
3800
SH

Sole

3800


Abbott Laboratories
COM
002824100
1008
28650
SH

Sole

28650


Allmerica Financial Corp
COM
019754100
469
9200
SH

Sole

9200


American Express
COM
025816109
4374
29365
SH

Sole

29365


American Home Products
COM
026609107
928
17262
SH

Sole

17262


American International Group
COM
026874107
6911
63118
SH

Sole

63118


Atlantic Richfield
COM
048825103
213
2500
SH

Sole

2500


Automatic Data Processing Inc
COM
053015103
576
11934
SH

Sole

11934


BP Amoco PLC
Sponsored ADR
055622104
336
6306
SH

Sole

6306


Bank of America Corporation
COM
060505104
245
4666
SH

Sole

4666


Bank One Corp
COM
06423A103
506
14710
SH

Sole

14710


Bellsouth Corp
COM
079860102
429
9148
SH

Sole

9148


Berkshire Hathaway Inc DEL
Class A
084670108
9552
167
SH

Sole

167


Berkshire Hathaway Inc DEL
Class B
084670207
6170
3390
SH

Sole

3390


Bristol-Myers Squibb Co
COM
110122108
996
17444
SH

Sole

17444


Catellus Development Corp
COM
149111106
1516
109282
SH

Sole

109282


Cedar Fair L P
Depository Unit
150185106
3782
190309
SH

Sole

190309


Chevron Texaco Corp
COM
166751107
418
4527
SH

Sole

4527


Coca-Cola Co
COM
191216100
1908
40645
SH

Sole

40645


Cohen & Steers Total Return Fd
COM
19247R103
1290
117250
SH

Sole

117250


Colgate Palmolive Co
COM
194162103
395
7000
SH

Sole

7000


Cornerstone Strategic Return
COM
21923Y105
970
71550
SH

Sole

71550


Costco Wholesale Corp
COM
22160K105
5446
103604
SH

Sole

103604


Disney Walt Co
COM DISNEY
254687106
922
22340
SH

Sole

22340


Dover Corp
COM
260003108
8576
179125
SH

Sole

179125


Du Pont E I De Nemours & Co
COM
263534109
259
4900
SH

Sole

4900


Emerson Electric Co
COM
291011104
541
10184
SH

Sole

10184


Equifax Inc
COM
294429105
1161
45987
SH

Sole

45987


Exxon Mobil Corporation
COM
30231G102
2309
29603
SH

Sole

29603


Federal Home Ln Mtg Corp
COM
313400301
5754
130229
SH

Sole

130229


First Financial Fund Inc
COM
320228109
84
10800
SH

Sole

10800


Fleet Boston Financial Corp
COM
339030108
962
26366
SH

Sole

26366


Forrester Resh Inc
COM
346563109
2327
42900
SH

Sole

42900


GPU Inc
COM
36225X100
368
13460
SH

Sole

13460


GTE Corp
COM
362320103
347
4884
SH

Sole

4884


Gannett Co
COM
364730101
845
12004
SH

Sole

12004


General Electric Co
COM
369604103
7333
47122
SH

Sole

47122


Genzyme Corp
COM
372917104
501
10000
SH

Sole

10000


Greenland Corp
COM
39530P200
40
50000
SH

Sole

50000


Gillette Co
COM
375766102
3716
98588
SH

Sole

98588


Hewlett Packard Co
COM
428236103
409
3082
SH

Sole

3082


Homefed Corp
COM
43739D208
7
10692
SH

Sole

10692


Intel Corp
COM
458140100
1053
7980
SH

Sole

7980


International Business Machs
COM
459200101
1314
11100
SH

Sole

11100


Johnson & Johnson
COM
478160104
2780
39567
SH

Sole

39567


Leucadia National Corp
COM
527288104
297
12500
SH

Sole

12500


Eli Lilly & Co
COM
532457108
695
11090
SH

Sole

11090


Lincoln Elec Hldgs Inc
COM
533900106
2196
90800
SH

Sole

90800


Loews Corp
COM
540424108
215
4300
SH

Sole

4300


Lucent Technologies
COM
549463107
696
11222
SH

Sole

11222


M & T Bank Corp
COM
55261F104
263
590
SH

Sole

590


MGI Properties
COM
552885105
83
16000
SH

Sole

16000


Manpower Inc
COM
56418H100
2286
64400
SH

Sole

64400


McGraw Hill Companies
COM
580645109
273
6000
SH

Sole

6000


Merck & Co
COM
589331107
1105
17785
SH

Sole

17785


Minnesota Mng & Mfg Co
COM
604059105
823
9297
SH

Sole

9297


Montana Power Co
COM
612085100
548
8562
SH

Sole

8562


JP Morgan Chase & Co
COM
616880100
148
1700
SH

Sole

1700


Motorola
COM
620076109
250
1710
SH

Sole

1710


NCI Group
COM
62888Q109
1375
125000
SH

Sole

125000


Pepsico Inc
COM
713448108
321
9195
SH

Sole

9195


Perkin Elmer Inc
COM
714046109
239
3600
SH

Sole

3600


Pfizer Inc
COM
717081103
504
13785
SH

Sole

13785


Pitney Bowes Inc
COM
724479100
691
15467
SH

Sole

15467


Procter & Gamble Co
COM
742718109
1057
18630
SH

Sole

18630


Progressive Corp
COM
743315103
939
12347
SH

Sole

12347


RailAmerica Inc
COM
750753105
114
16840
SH

Sole

16840


Royal Dutch Pete Co
NY REG GLD1.25
780257804
373
6448
SH

Sole

6448


SBC Communications Inc
COM
78387G103
501
11893
SH

Sole

11893


SPDR TR
UNIT SER 1
78462F103
532
3535
SH

Sole

3535


Sara Lee Corp
COM
803111103
257
14267
SH

Sole

14267


Schering-Plough Corp.
COM
806605101
236
6332
SH

Sole

6332


Schlumberger Ltd
COM
806857108
787
10294
SH

Sole

10294


Seagate Technology
COM
811804103
890
14410
SH

Sole

14410


Servicemaster Co
COM
81760N109
5744
510560
SH

Sole

510560


SmithKline Beecham PLC
ADR
832378301
338
5120
SH

Sole

5120


Sprint Corp
COM FON GROUP
852061100
479
7600
SH

Sole

7600


Sprint Corp
PCS COM SER 1
852061506
249
3800
SH

Sole

3800


Target
COM
87612E106
224
3000
SH

Sole

3000


Telefonos de Mexico S A
SPON ADR ORD L
879403780
400
6000
SH

Sole

6000


Tenet Healthcare Corp
COM
88033G100
357
15500
SH

Sole

15500


Time Warner Inc
COM
887315109
270
2700
SH

Sole

2700


Tyco Int'l Ltd New
COM
902124106
5775
115214
SH

Sole

115214


Vodafone Group PLC New
Sponsored ADR
92857W100
469
8440
SH

Sole

8440


Walmart Stores Inc
COM
931142103
1169
20686
SH

Sole

20686


Warner Lambert
COM
934488107
703
7200
SH

Sole

7200


Washington Post
Class B
939640108
216
400
SH

Sole

400


Wells Fargo & Co
COM
949746101
4340
106503
SH

Sole

106503













